Income Taxes And Tax Status (Schedule of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 84,192	$ 82,168
Research and development credit	7,879	8,051
Stock compensation	1,027	1,248
Patents and other	1,495	1,427
Contingent payment obligation	2,842	1,409
Inventories	249
Fixed assets	25	25
Accrued liabilities	146	49
Deferred rent and lease liabilities	46	20
Charitable contributions	5	7
Deferred revenue		5
Capital loss carry-forward	3	3
Warranty reserve	4	2
Bad debt expense		1
Deferred tax assets, gross	97,913	94,415
Less valuation allowance	(97,816)	(94,415)
Net deferred tax asset	97
Convertible debt	(97)
Deferred tax liabilities, gross	(97)
Net deferred tax asset